Sales Revenue	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Sales Revenue
(20) Sales Revenue
(a) Disaggregation of revenue
As stated in note 4, Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Life creation and other businesses.

The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with the four reportable segments for the years ended March 31, 2019 and 2020 are as follows:
For the year ended March 31, 2019

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥79,297	¥1,590,032	¥86,437	¥87,503	¥1,843,269
North America	188,022	6,163,120	1,013,987	135,277	7,500,406
Europe	159,645	427,347	—	60,993	647,985
Asia	1,372,583	2,359,557	33	46,402	3,778,575
Other Regions	297,757	521,124	—	20,608	839,489

Total	¥2,097,304	¥11,061,180	¥1,100,457	¥350,783	¥14,609,724

Revenue arising from the other sources*	2,851	10,937	1,264,898	207	1,278,893

Total	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IAS 17 and interest recognized under IFRS 9.
For the year ended March 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥77,241	¥1,473,552	¥130,775	¥76,114	¥1,757,682
North America	203,822	5,648,818	1,108,827	133,070	7,094,537
Europe	144,392	359,166	—	53,233	556,791
Asia	1,329,352	2,048,588	11	46,433	3,424,384
Other Regions	295,093	425,900	—	16,200	737,193

Total	¥2,049,900	¥9,956,024	¥1,239,613	¥325,050	¥13,570,587

Revenue arising from the other sources*	9,435	3,056	1,347,352	579	1,360,422

Total	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

(b)	Contract balances
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Receivables from contracts with customers:
Trade receivables	¥707,337	¥516,705
Contract liabilities:
Other current liabilities	214,888	221,959
Other noncurrent liabilities	165,722	167,076
The amounts of revenue recognized for the years ended March 31, 2019 and 2020 that were included in the contract liability balances at the beginning of the year are ¥212,303 million and ¥186,581 million, respectively. The amounts of revenue recognized for the years ended March 31, 2019 and 2020 from performance obligations satisfied (or partially satisfied) in previous years were immaterial. In addition, the balances of contract assets were immaterial.

(c)	Transaction price allocated to the remaining performance obligation
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Within 1 year	¥103,734	¥106,745
Between 1 and 5 years	185,456	201,925
Later than 5 years	12,791	1,860

Total	¥301,981	¥310,530

The table does not include the remaining performance obligations that have original expected durations of one year or less and estimated amounts of variable consideration that are constrained from being recognized as revenue.

(d)	Assets recognized from the costs to obtain or fulfill a contract with a customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Assets recognized from the costs to obtain a contract with a customer	¥105,471	¥100,751
Honda recognizes the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer that are directly associated with the contract as an asset, if those costs are expected to be recoverable. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The assets recognized from the costs to obtain a contract are presented in the consolidated statement of financial position mainly as other non-current
assets and are amortized over the period for which the services based on a contract are provided. The amounts of assets recognized from the costs to fulfill a contract are not material.
The amounts of amortization of the assets for the years ended March 31, 2019 and 2020 are ¥35,057 million and ¥35,324 million, respectively.